Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance, at beginning of the period	$ 10,874	$ 11,474
Additions	7,478	3,891
Amortization and write-off	(3,645)	(4,491)
Transfers and other movements	(627)
Balance, at end of the period	14,080	$ 10,874
Less: Current portion of financing costs	(2,969)
Financing costs, non-current portion	$ 11,111